SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Feb. 28, 2023	Feb. 28, 2022
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 12,651,115	$ 8,445,915
Debt discount		114,000
Total deferred tax assets	12,651,115	8,559,915
Depreciation
Deferred revenue
Total deferred tax liabilities
Less valuation allowance	(12,651,115)	(8,559,915)
Net deferred tax assets (liabilities)